Acquisitions, Divestures and Exchanges	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Acquisitions, Divestures and Exchanges

NOTE 8 ACQUISITIONS, DIVESTITURES AND EXCHANGES

U.S. Cellular assesses its existing wireless interests on an ongoing basis with a goal of improving the competitiveness of its operations and maximizing its long-term return on capital. As part of this strategy, U.S. Cellular reviews attractive opportunities to acquire additional wireless operating markets and wireless spectrum. In addition, U.S. Cellular may seek to divest outright or include in exchanges for other wireless interests those markets and wireless interests that are not strategic to its long-term success.

On May 9, 2011, U.S. Cellular paid $24.6 million in cash to purchase the remaining ownership interest in a wireless business in which it previously held a 49% noncontrolling interest, pursuant to certain required terms of the partnership agreement.  Prior to this acquisition, the partnership had been accounted for under the equity method of accounting.  In connection with the acquisition, a $13.4 million gain was recorded to adjust the carrying value of this 49% investment to its fair value of $25.7 million based on an income approach valuation method.  The gain was recorded in Gain on investment in the Consolidated Statement of Operations. On November 11, 2011, U.S. Cellular entered into an agreement to sell substantially all of the assets of this wireless business for $50.0 million in cash net of working capital adjustments. The closing of this agreement is pending FCC approval which is expected to occur in the first half of 2012. As a result, $49.6 million of assets and $1.1 million of liabilities have been classified in the Consolidated Balance Sheet as “held for sale”.  Included in Assets held for sale are $4.2 million of Current assets, $36.5 million of Investments (primarily licenses) and $8.9 million of Property, plant and equipment.  Liabilities held for sale primarily includes Current liabilities.  For the period since acquisition, this business generated revenues of $20.7 million and operating income of $14.8 million.

On September 30, 2011, U.S. Cellular completed an exchange whereby U.S. Cellular received eighteen 700 MHz spectrum licenses covering portions of Idaho, Illinois, Indiana, Kansas, Nebraska, Oregon and Washington in exchange for two PCS spectrum licenses covering portions of Illinois and Indiana.  The exchange of licenses will provide U.S. Cellular with additional spectrum to meet anticipated future capacity and coverage requirements in several of its markets.  No cash, customers, network assets, other assets or liabilities were included in the exchange.  As a result of this transaction, U.S. Cellular recognized a gain of $11.8 million, representing the difference between the fair value of the licenses received, calculated using a market approach valuation method, and the carrying value of the licenses surrendered.  This gain was recorded in (Gain) loss on asset disposals and exchanges, net in the Consolidated Statement of Operations for the year ended December 31, 2011.  The Indiana PCS spectrum included in the exchange was originally awarded to Carroll Wireless in FCC Auction 58 and was purchased by U.S. Cellular prior to the exchange.  Carroll Wireless is a variable interest entity which U.S. Cellular consolidates; see Note 6—Variable Interest Entities for additional information.

Acquisitions and exchanges did not have a material impact on U.S. Cellular's consolidated financial statements for the periods presented and pro forma results, assuming acquisitions and exchanges had occurred at the beginning of each period presented, would not be materially different from the results reported.

U.S. Cellular acquisitions in 2011 and 2010 and the allocation of the purchase price for these acquisitions were as follows:

		Allocation of Purchase Price
(Dollars in thousands)	Purchase price (1)	Goodwill	Licenses	Intangible assets subject to amortization (2)	Net tangible assets (liabilities)

2011
Licenses	$4,406	$—	$4,406	$—	$—
Business (3)(4)	24,572	—	15,592	2,252	6,728
Total	$28,978	$—	$19,998	$2,252	$6,728

2010
Licenses	$17,101	$—	$17,101	$—	$—
Total	$17,101	$—	$17,101	$—	$—

  Cash amounts paid for the acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.

  Intangible assets subject to amortization acquired in 2011 are classified as Assets held for sale and as a result are not amortized.

  Includes only the acquired interest and does not include amounts attributable to U.S. Cellular's pre-existing noncontrolling interest described above in this Note 8.

  Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet.